Other Assets (Details) - Schedule of other assets - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of other assets [Abstract]
Assets for leasing	[1]	$ 62,967,000	$ 67,139,000
Assets received or awarded in lieu of payment
Assets received in lieu of payment		15,213,000	18,755,000
Assets awarded at judicial sale		17,430,000	22,177,000
Provision on assets received in lieu of payment or awarded		(1,196,000)	(2,042,000)
Subtotal		31,447,000	38,890,000
Other assets
Guarantee deposits (margin accounts)	[2]	608,359,000	314,616,000
Non-current assets classified as held for sale	[3]	22,036	22,394,000
Gold investments		765,000	680,000
VAT credit		27,519,000	22,663,000
Income tax recoverable			1,787,000
Prepaid expenses	[4]	387,668,000	432,030,000
Assets recovered from leasing for sale		3,191,000	3,575,000
Valuation adjustments by macro hedge	[5]	327,938,000	210,867,000
Pension plan assets		673,000	670,000
Accounts and notes receivable		100,504,000	147,108,000
Notes receivable through brokerage and simultaneous transactions		41,960,000	43,354,000
Other receivable assets		33,567,000	44,262,000
Other assets	[6]	98,780,000	89,111,000
Subtotal		1,652,960,000	1,333,117,000
Total		$ 1,747,374,000	$ 1,439,146,000

[1]	Assets available to be granted under the financial leasing agreements.
[2]	Guarantee deposits (margin accounts) correspond to collateral associated with derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.
[3]	Corresponds to the interests in Redbanc S.A., Transbank S.A. and Nexus S.A., which have been reclassified as non-current assets classified as held for sale in accordance with IFRS 5 “Non-current assets held for sale and discontinued operations “, for additional information see Note 1 v) and Note 38.
[4]	Under this item, the Bank has recorded prepaid expense related to the Santander LATAM Pass program, which is consumed on a monthly basis in accordance with the client use of Bank's transactional products and therefore the Bank assigned the respective LATAM Pass miles. In May 2020, LATAM Airlines Group S.A began a reorganization process under Chapter 11, with an aim to was continue operating. LATAM has publicly stated its intention to honor all current and future tickets, as well as travel vouchers, miles and frequent flyer programs, which has been ratified by the bankruptcy court of New York (in charge of chapter 11). In addition, LATAM has formalized two tranches of the DIP (Debtor in Possession) financing proposal for a total of USD 2,200 million, obtaining all resources necessary to continue operating during the crisis. On October, the company made its first disbursement for US$1,150 million from de DIP financing, which represents 50% of the amount available.
[5]	Net assets and liabilities fair value valuation subject to macro hedges. See Note 7
[6]	Other assets mainly include settlement of derivatives and other financial transactions.